March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 75.8%
iShares Core MSCI Total International Stock ETF	43,745,396	$ 3,053,866,095
iShares FTSE NAREIT All Equity REITs Index Fund	47,533,389	459,172,541
iShares Global Infrastructure ETF(b)	4,785,292	261,611,914
Large Cap Index Master Portfolio	$5,640,404,287	5,640,404,287
Master Small Cap Index Series	$251,371,700	251,371,700
		9,666,426,537
Fixed-Income Funds — 24.0%
iShares 0-5 Year TIPS Bond ETF(b)	615,669	63,703,271
iShares U.S. Intermediate Credit Bond Index Fund	53,817,517	540,327,870
iShares U.S. Intermediate Government Bond Index Fund	62,023,297	614,650,870
iShares U.S. Long Credit Bond Index Fund	59,414,962	537,111,257
iShares U.S. Long Government Bond Index Fund	61,537,516	489,838,628
iShares U.S. Securitized Bond Index Fund	86,533,977	820,342,103
		3,065,973,999

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	9,256,794	$ 9,261,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	26,673,720	26,673,720
		35,935,142
Total Investments — 100.1% (Cost: $9,247,064,801)		12,768,335,678
Liabilities in Excess of Other Assets — (0.1)%		(12,446,428)
Net Assets — 100.0%		$ 12,755,889,250

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 55,858,474	$ —	$ (46,598,072)(a)	$ (3,350)	$ 4,370	$ 9,261,422	9,256,794	$ 18,573 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	26,673,720 (a)	—	—	—	26,673,720	26,673,720	272,973	—
iShares 0-5 Year TIPS Bond ETF	61,932,177	349,067	(343,455)	1,315	1,764,167	63,703,271	615,669	88,946	—
iShares Core MSCI Total International Stock ETF	3,157,265,059	13,856,875	(289,528,982)	6,841,235	165,431,908	3,053,866,095	43,745,396	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	449,026,602	2,490,739	(4,783,960)	(347,079)	12,786,239	459,172,541	47,533,389	—	—
iShares Global Infrastructure ETF	250,377,116	1,117,425	(1,368,687)	(47,944)	11,534,004	261,611,914	4,785,292	—	—
iShares TIPS Bond ETF(c)	98,938,387	—	(99,078,817)	519,729	(379,299)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	468,947,615	67,892,614	(2,814,609)	(42,846)	6,345,096	540,327,870	53,817,517	5,829,484	—
iShares U.S. Intermediate Government Bond Index Fund	552,638,511	55,376,785	(3,212,773)	(89,667)	9,938,014	614,650,870	62,023,297	4,768,957	—
iShares U.S. Long Credit Bond Index Fund	532,520,267	11,625,349	(12,963,267)	(1,726,473)	7,655,381	537,111,257	59,414,962	7,180,706	—
iShares U.S. Long Government Bond Index Fund	467,069,089	9,106,270	(3,432,927)	(1,000,965)	18,097,161	489,838,628	61,537,516	4,979,993	—
iShares U.S. Securitized Bond Index Fund	789,262,190	19,249,215	(4,263,103)	(339,737)	16,433,538	820,342,103	86,533,977	7,655,906	—
Large Cap Index Master Portfolio	5,614,914,003	300,688,575 (a)(d)	—	(1,182,764)	(274,015,527)	5,640,404,287	$5,640,404,287	17,608,895	—
Master Small Cap Index Series	272,694,634	4,873,023 (a)(d)	—	879,074	(27,075,031)	251,371,700	$251,371,700	166,251	—
				$ 3,460,528	$ (51,479,979)	$ 12,768,335,678		$ 48,570,684	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Index 2040 Fund

(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,774,650,550	$ —	$ —	$ 3,774,650,550
Fixed-Income Funds	3,065,973,999	—	—	3,065,973,999
Money Market Funds	35,935,142	—	—	35,935,142
	$6,876,559,691	$—	$—	6,876,559,691
Investments Valued at NAV(a)				5,891,775,987
				$ 12,768,335,678

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
Schedule of Investments